Leases (Details) - Schedule of maturities of operating lease liabilities - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of maturities of operating lease liabilities [Abstract]
Remaining 2021	$ 212	$ 988
2022	571	600
2023	304	305
2024	236	232
2025	236	232
Thereafter	60	1
Total future minimum lease payments	1,619	2,358
Less: Imputed interest	(115)	(323)
Total	$ 1,504	$ 2,035